Inventories (Details) - Schedule of inventories - Exploration and evaluation assets [member] - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Inventories (Details) - Schedule of inventories [Line Items]
Goods and finished products		S/ 25,304	S/ 12,877
Work in progress		135,008	114,246
Raw materials		247,939	157,107
Packages and packing		7,466	3,614
Fuel		3,498	2,896
Spare parts and supplies		199,870	179,354
Inventory in transit		9,149	10,220
		628,234	480,314
Less - Provision for inventory obsolescence	[1]	(23,052)	(19,704)
Inventories		S/ 605,182	S/ 460,610

[1]	Movement in the provision for inventory obsolescence value is set forth below: